Satellites, Property and Other Equipment (Details) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Satellites, Property and Other Equipment [Abstract]
Primarily related to acquisitions associated	$ 524.6	$ 660.7